SHORT TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of short term and long-term debt

(in thousands of $)	June 30,	December 31,
	2022	2021
U.S. dollar denominated floating rate debt
$250 Million Facility	—	220,313
$50 million term loan under $100 Million Facility	—	44,080
Flex Rainbow Sale and Leaseback	—	131,906
$629 million term loan facility	597,565	613,512
Flex Amber Sale and Leaseback	143,367	147,712
$320 Million Sale and Leaseback	315,325	—
Total U.S. dollar floating rate debt	1,056,257	1,157,523

U.S. dollar denominated fixed rate debt
Hyundai Glovis Sale and Charterback	265,019	271,381
Volunteer Sale and Leaseback	156,184	159,448
Total U.S. dollar denominated fixed rate debt	421,203	430,829

U.S. dollar denominated revolving credit facilities
$50 million revolving tranche under $100 Million Facility	—	64,080
$250 million revolving tranche under $375 Million Facility	250,000	—
Total U.S. dollar denominated revolving credit facilities	250,000	64,080

Total debt	1,727,460	1,652,432

Less
Current portion of debt	(79,468)	(85,879)
Long-term portion of debt issuance costs	(14,289)	(14,606)
Long-term debt	1,633,703	1,551,947
As of June 30, 2022, the Company's only capital commitments relate to long-term debt obligations, summarized as follows:

(figures in thousands of $)
	Sale & Leaseback	Period repayment	Balloon repayment	Total
1 year	47,594	31,874	—	79,468
2 years	48,770	31,874	—	80,644
3 years	49,893	31,874	—	81,767
4 years	51,140	32,374	257,000	340,514
5 years	52,458	38,743	—	91,201
Thereafter	630,040	173,825	250,000	1,053,865
Total	879,895	340,564	507,000	1,727,459